RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	$ 3,354,800	$ 2,545,668
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,746,384)	(2,632,811)
Other	53,684	(285,774)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(167,240)	(703,186)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,325)	(27,126)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,186,233)	1,287,441
Income (loss) for tax return purposes	(4,695,698)	184,212
Series 20
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 21
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 22
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 23
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 24
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 25
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 26
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	(91,580)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(2,199)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	709,628
Income (loss) for tax return purposes	0	615,849
Series 27
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 28
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 29
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	(66,052)	(36,279)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	4,512	(18,837)
Other	(149,010)	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(50,109)	(71,162)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,322)	404,489
Income (loss) for tax return purposes	(264,981)	278,211
Series 30
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 31
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 32
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	(81,264)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(4,847)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	1,452,062
Income (loss) for tax return purposes	0	1,365,951
Series 33
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	(87,109)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(4,992)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	1,779,608
Income (loss) for tax return purposes	0	1,687,507
Series 34
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	(68,224)	(65,928)
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	18,492	18,492
Other	45,919	74,813
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	(23,819)	(33,871)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(50,237)	(38,760)
Income (loss) for tax return purposes	(77,869)	(45,254)
Series 35
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 36
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 37
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 38
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 39
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 40
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 41
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	1,032,291
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(1,441,470)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	1,406,552	(24,032)
Income (loss) for tax return purposes	1,406,552	(433,211)
Series 42
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	143,547
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	(36,736)
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	(576,506)	(242,095)
Income (loss) for tax return purposes	(576,506)	(135,284)
Series 43
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	0	0
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	0	0
Other	0	0
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series 44
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	1,755,220	758,807
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(28,269)	(371,220)
Other	0	2,541,672
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	(2,509)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,853,228)	(946,605)
Income (loss) for tax return purposes	(1,126,277)	1,980,145
Series 45
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	1,364,970	596,405
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,138,508)	(606,165)
Other	0	(2,261,103)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	0	(314,783)
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	34,599
Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,475,695)	(929,408)
Income (loss) for tax return purposes	(2,249,233)	(3,480,455)
Series 46
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Net income (loss) for financial reporting purposes	368,886	376,778
Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(602,611)	(164,837)
Other	156,775	(641,156)
Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(117,131)	(317,241)
Excess of tax depreciation over book depreciation on operating limited partnership assets	19,494	(25,345)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,632,797)	(877,446)
Income (loss) for tax return purposes	$ (1,807,384)	$ (1,649,247)